GOODWILL AND INTANGIBLE ASSETS, NET - Key assumptions used (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill 2019	$ 6,694,354	$ 6,638,403	$ 6,095,959
Banking El Salvador
Disclosure of detailed information about intangible assets [line items]
Goodwill 2019	$ 924,399
Valuation Methodology	Discounted Cash flow
Key Assumptions	5 years plan
Discount Rate (real)	12.00%
Growth rate (real)	4.10%
Banking Panama
Disclosure of detailed information about intangible assets [line items]
Goodwill 2019	$ 5,005,084
Valuation Methodology	Discounted Cash flow
Key Assumptions	5 years plan
Discount Rate (real)	8.40%
Growth rate (real)	6.70%
Banking Guatemala
Disclosure of detailed information about intangible assets [line items]
Goodwill 2019	$ 764,871
Valuation Methodology	Discounted Cash flow
Key Assumptions	5 years plan
Discount Rate (real)	10.40%
Growth rate (real)	5.20%